Equity (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 11, 2020	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Mar. 15, 2020	Mar. 03, 2020	Feb. 12, 2020	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2021	Dec. 30, 2020
Allotted in private issuance										3,413,312
Shares issued price per share										$ 0.968				$ 0.968
Number of common stock										2				2
Common stock par value										$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock										$ 3,300	$ 3,300		$ 3,300,000
Proceeds from exercise of warrant											$ 781		$ 1,729
Share-based compensation granted shares											511,792		6,633,394
Weighted-average grant date fair value											$ 0.51		$ 0.29
Stock Option [Member]
Weighted-average grant date fair value													$ 0.27
Stock option award cost not yet recognized													$ 600
Stock option award weighted average period													1 year 2 months 12 days
2020 Share Incentive Plan [Member]
Number of common stock	1		1		1		1
Common stock par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Share-based compensation granted shares	144,222		1,544,769		576,888		4,367,515				511,792
Stock option, exercise price	$ 0.35		$ 0.29		$ 0.29		$ 0.29
Stock option granted contractual term	7 years
2020 Share Incentive Plan [Member] | Minimum [Member]
Stock option vested term	3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Stock option vested term	4 years
Letter Agreement [Member] | Medigus Ltd [Member]
Convertible conversion price		$ 0.484
Consultant [Member]
Warrant exercise price percentage											3.00%		3.00%
Proceeds from exercise of warrant											$ 2,000		$ 2,000
Number of common stock value											$ 250		$ 250
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares									5,228,007
Board of Directors [Member]
Stock option, exercise price					$ 0.29
Stock option vested term					2 years
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares			3,617,545		576,888
Board of Directors [Member] | Subsequent Event [Member]
Common stock par value																$ 0.001
Each Warrant A [Member]
Number of warrants		1		1							1		1
Warrants exercise price		$ 0.595		$ 0.595							$ 0.595		$ 0.595
Warrant term		12 months		18 months							12 months		12 months
Number of warrants exercised													2,992,855
Number of warrants unexcercised																	420,457
Each Warrant B [Member]
Number of warrants		1		1							1		1
Warrants exercise price		$ 0.893		$ 0.893							$ 0.893		$ 0.893
Warrant term		18 months		24 months							18 months		18 months
Warrant [Member]
Allotted in private issuance				2,066,116		979,754
Shares issued price per share				$ 0.968		$ 0.968
Common stock par value				$ 0.001		$ 0.001
Proceeds from issuance of common stock				$ 2,000		$ 948
Proceeds from issuance of shares net of issuance expense				$ 1,900		$ 909
Warrant [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants		393,736
Warrants exercise price		$ 0.595
Warrants A [Member] | Subsequent Event [Member]
Number of warrants exercised											979,784
Warrant A [Member]
Number of warrants						1
Warrants exercise price						$ 0.595					$ 0.595		$ 0.595
Warrant term						12 months
Number of warrants exercised								336,135
Warrant A [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants		393,736
Warrants exercise price		$ 0.595
Warrant A [Member] | Subsequent Event [Member]
Number of warrants exercised								336,135
Warrant B [Member]
Number of warrants						1
Warrants exercise price						$ 0.893					$ 0.893		$ 0.893
Warrant term						18 months
Warrant B [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants		787,471
Warrants exercise price		$ 0.893
Ordinary Shares [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Conversion convertible debt		$ 381,136
Convert conversion		787,471
Warrant One [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants		787,471
Warrants exercise price		$ 0.893